DESCRIPTION OF THE PLAN (Details) - EBP 001	9 Months Ended	12 Months Ended
	Sep. 30, 2024 h	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
EBP, Description of Plan [Line Items]
Participant contribution, minimum percentage of total compensation per pay period		1.00%
Participant contribution, maximum percentage of total compensation per pay period		80.00%
Employer contribution, participant compensation matched, service period		1 year
Employer contribution, matching percentage		40.00%
Employer contribution, participant compensation matched, percentage		7.00%
Forfeited, period to resume employment		5 years
Forfeitures utilized to pay plan expenses		$ 10,595
Requisite service hours | h	1,000
Requisite service period	12 months
Participant vesting percentage after required service period		100.00%
Vesting, service period		2 years
Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Note receivable from participant, account, minimum borrowing, amount		$ 500
Note receivable from participant, account, maximum borrowing, amount		$ 50,000
Note receivable from participant, account, primary residence, maximum borrowing term		15 years
Participant loan, basis spread on variable rate, tranche one		2.00%
Participant loan, basis spread on variable rate, tranche two		1.00%
Marriott Company Stock Fund
EBP, Description of Plan [Line Items]
Number of shares held (in shares) | shares		167,825	172,855
Net asset value per share (in dollars per share) | $ / shares		$ 24.17	$ 21.73
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term		1 year
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term		4 years